Summary of material accounting policy information - Intangible assets (Details)	12 Months Ended
Dec. 31, 2023
Bank license (indefinite life license)
Summary of significant accounting policies
Amortization period of intangible assets	indefinite
Minimum | Customer relationships
Summary of significant accounting policies
Amortization period of intangible assets	4 years
Minimum | Computer Software
Summary of significant accounting policies
Amortization period of intangible assets	2 years
Minimum | Trademarks and other intangible assets
Summary of significant accounting policies
Amortization period of intangible assets	3 years
Maximum | Customer relationships
Summary of significant accounting policies
Amortization period of intangible assets	15 years
Maximum | Computer Software
Summary of significant accounting policies
Amortization period of intangible assets	9 years
Maximum | Trademarks and other intangible assets
Summary of significant accounting policies
Amortization period of intangible assets	11 years